                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins                     Houston, Texas   November 3, 2006
-------------------------------------    [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:     $309,638
                                          (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
RHJ INTL CMN                   COM              025181496     3742   200000 SH       SOLE                   200000
ALTRIA GROUP INC               COM              02209s103    25261   330000 SH       SOLE                   330000
BAKER HUGHES INC               COM              057224107     3410    50000 SH       SOLE                    50000
BANK OF N Y CO INC             COM              064057102    10578   300000 SH       SOLE                   300000
CHEVRON CORP                   COM              166764100    55131   850000 SH       SOLE                   850000
CITIGROUP INC                  COM              172967101    17384   350000 SH       SOLE                   350000
CONTANGO OIL & GAS COM NEW     COM              21075n204     1344   113900 SH       SOLE                   113900
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    30192   425000 SH       SOLE                   425000
DOW JONES & CO INC             COM              260561105     2012    60000 SH       SOLE                    60000
DUKE ENERGY CORP NC NPV        COM              26441c105     4850   160600 SH       SOLE                   160600
E M C CORPORATION MASS         COM              268648102     3594   300000 SH       SOLE                   300000
EXXON MOBIL CORP               COM              30231g102    23485   350000 SH       SOLE                   350000
JOHNSON & JOHNSON              COM              478160104     3247    50000 SH       SOLE                    50000
LAUDER ESTEE COS INC A         COM              518439104    10082   250000 SH       SOLE                   250000
MICROSOFT CORP                 COM              594918104     1367    50000 SH       SOLE                    50000
NEW YORK TIMES CO.A            COM              650111107     1149    50000 SH       SOLE                    50000
NEWS CORPORATION CLASS A       COM              65248e104     4912   250000 SH       SOLE                   250000
NOVARTIS AG-ADR                COM              66987v109     4383    75000 SH       SOLE                    75000
PNC FINL SVCS GROUP INC        COM              693475105    10866   150000 SH       SOLE                   150000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    21813   330000 SH       SOLE                   330000
SOUTHWEST AIRLINES CO          COM              844741108    33320  2000000 SH       SOLE                  2000000
STATE STREET CORP              COM              857477103    15600   250000 SH       SOLE                   250000
STREETTRACKS GOLD TR GOLD SHS  COM              863307104     5947   100000 SH       SOLE                   100000
TORCHMARK CORP                 COM              891027104     1578    25000 SH       SOLE                    25000
UNITED PARCEL SERVICE CL B     COM              911312106    14388   200000 SH       SOLE                   200000


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